UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shumway Capital Partners LLC
Address: 100 West Putnam Avenue
         Greenwich, CT  06830

13F File Number:  028-13944

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth F. Palumbo
Title:     Chief Operating Officer
Phone:     (203) 485-8550

Signature, Place, and Date of Signing:

 /s/ Kenneth F. Palumbo     Greenwich, CT     August 04, 2010

SHUMWAY CAPITAL PARTNERS LLC FORMERLY REPORTED UNDER 13F FILING NO. 028-10734

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $2,837,153 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR PRODS & CHEMS INC          COM              009158106   116729  1801103 SH       SOLE                  1801103        0        0
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106    39730  3381253 SH       SOLE                  3381253        0        0
AMERIPRISE FINL INC            COM              03076C106    41270  1142253 SH       SOLE                  1142253        0        0
APPLE INC                      COM              037833100   170530   677969 SH       SOLE                   677969        0        0
BAIDU INC                      SPON ADR REP A   056752108   245382  3604320 SH       SOLE                  3604320        0        0
BAXTER INTL INC                COM              071813109   164003  4035506 SH       SOLE                  4035506        0        0
CEPHALON INC                   COM              156708109    56750  1000000 SH  CALL SOLE                  1000000        0        0
CISCO SYS INC                  COM              17275R102    40530  1901947 SH       SOLE                  1901947        0        0
D R HORTON INC                 COM              23331A109    30438  3096481 SH       SOLE                  3096481        0        0
DOLLAR GEN CORP NEW            COM              256677105    47353  1718796 SH       SOLE                  1718796        0        0
EL PASO CORP                   COM              28336L109   104891  9441178 SH       SOLE                  9441178        0        0
EQUINIX INC                    COM NEW          29444U502   158190  1947675 SH       SOLE                  1947675        0        0
EQUINIX INC                    NOTE 2.500% 4/1  29444UAF3    15345 15250000 PRN      SOLE                 15250000        0        0
EQUINIX INC                    NOTE 3.000%10/1  29444UAG1     9804 10500000 PRN      SOLE                 10500000        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    38776   655771 SH       SOLE                   655771        0        0
GENERAL DYNAMICS CORP          COM              369550108     4993    85265 SH       SOLE                    85265        0        0
HANSEN NAT CORP                COM              411310105    16279   416234 SH       SOLE                   416234        0        0
ILLUMINA INC                   COM              452327109   117296  2694607 SH       SOLE                  2694607        0        0
KB HOME                        COM              48666K109    14660  1332696 SH       SOLE                  1332696        0        0
KRAFT FOODS INC                CL A             50075N104    77524  2768725 SH       SOLE                  2768725        0        0
LAS VEGAS SANDS CORP           COM              517834107   118711  5361846 SH       SOLE                  5361846        0        0
LENNAR CORP                    CL A             526057104    57809  4155929 SH       SOLE                  4155929        0        0
LIVE NATION ENTERTAINMENT IN   COM              538034109    51551  4933113 SH       SOLE                  4933113        0        0
MASTERCARD INC                 CL A             57636Q104    32942   165100 SH       SOLE                   165100        0        0
MERCADOLIBRE INC               COM              58733R102    31989   608743 SH       SOLE                   608743        0        0
NETFLIX INC                    COM              64110L106    30720   282741 SH       SOLE                   282741        0        0
NOVO-NORDISK A S               ADR              670100205    39311   485197 SH       SOLE                   485197        0        0
PFIZER INC                     COM              717081103   196251 13762327 SH       SOLE                 13762327        0        0
PNC FINL SVCS GROUP INC        COM              693475105   122144  2161847 SH       SOLE                  2161847        0        0
PULTE GROUP INC                COM              745867101    29177  3523809 SH       SOLE                  3523809        0        0
RADIOSHACK CORP                COM              750438103    26282  1347119 SH       SOLE                  1347119        0        0
SIRIUS XM RADIO INC            COM              82967N108    29763 31345756 SH       SOLE                 31345756        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108    40552  2650462 SH       SOLE                  2650462        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209   167207  3216146 SH       SOLE                  3216146        0        0
TIME WARNER INC                COM NEW          887317303    80366  2779860 SH       SOLE                  2779860        0        0
UNION PAC CORP                 COM              907818108   131886  1897366 SH       SOLE                  1897366        0        0
UNIVERSAL HLTH SVCS INC        CL B             913903100   119906  3143020 SH       SOLE                  3143020        0        0
WELLS FARGO & CO NEW           COM              949746101    20113   785681 SH       SOLE                   785681        0        0